Dividend Payment Restrictions (Detail) $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Parent [Line Items]
Retained Earnings, Unappropriated	$ 438.4
Dividends, Earnings Before Interest, Tax, Deprecation and Amortization Ratio, Threshold For Dividend Payment	2
Dividends, Earnings Before Interest, Tax, Deprecation and Amortization Ratio at Period End	3.1
Subsidiaries [Member]
Parent [Line Items]
Dividends, Common Equity Ratio, Threshold For Dividend Payment	44.00%
Dividends, Earnings Before Interest, Tax, Deprecation and Amortization Ratio, Threshold For Dividend Payment	3
Dividends, Common Equity Ratio at Period End	47.70%
Dividends, Earnings Before Interest, Tax, Deprecation and Amortization Ratio at Period End	4.3